Disclosure of detailed information about factors used to calculate the amortization and depletion (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Canada, Drake/Woodrush [Member]
Statements Line Items
Estimated Future Development Costs
United States, Kokopelli [Member]
Statements Line Items
Estimated Future Development Costs	$ 5,286	$ 83,700